Non-controlling Interests (Movement of Non-controlling Interest) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Noncontrolling Interest [Member] CNY	Dec. 31, 2013 Noncontrolling Interest [Member] CNY	Dec. 31, 2012 Noncontrolling Interest [Member] CNY
Noncontrolling Interest [Line Items]
Balance at beginning of year		310,367,000	53,310,000	257,158,000
Add:
Non-controlling interests arising from business combinations			1,983,000	5,533,000	0	1,983,000	5,533,000
Capital contribution to subsidiaries by non-controlling interests			194,811,000	7,116,000	0	194,811,000	7,116,000
Net income (loss) attributable to non-controlling interests	(7,071,000)	(43,875,000)	40,088,000	23,165,000	(43,875,000)	40,088,000	23,165,000
Share-based compensation of subsidiaries		6,383,000	37,973,000	42,483,000	8,870,000	10,449,000	8,886,000
Exercise of share options of a subsidiary		1,989,000	1,131,000	9,642,000	283,000	462,000	4,920,000
Non-controlling interest arising from lapse of put option on redeemable non-controlling interest		13,971,000			13,971,000	0	0
Less:
Currency translation adjustments of subsidiaries		(10,849,000)	(94,661,000)	27,717,000	(4,170,000)	9,640,000	9,444,000
Contribution by non-controlling shareholders related to transfer of a portion of subsidiary Eyedentity's equity from Shanda Games International to Actoz				(37,336,000)	0	0	(260,077,000)
Disposal of a subsidiary		(1,610,000)	(391,000)	(2,835,000)	(1,610,000)	(391,000)	(2,835,000)
Change of equity in an affiliated company of a subsidiary		319,000	31,000		893,000	15,000	0
Balance at the end of year	45,890,000	284,729,000	310,367,000	53,310,000
Capital contribution to subsidiaries by controlling shareholders			221,700,000	15,200,000